GOING CONCERN AND LIQUIDITY (Detail Textuals) (USD $)	3 Months Ended	12 Months Ended							87 Months Ended
	Dec. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Going Concern and Liquidity Disclosure [Abstract]
Working capital		$ (867,822)							$ (867,822)
Net loss attributable to Omagine, Inc.	$ (5,534,319)	$ (2,789,976)	$ (1,804,451)	$ (1,277,001)	$ (1,114,409)	$ (1,307,630)	$ (1,043,190)	$ (767,951)	$ (15,292,937)